Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2012
Registrant Name	dei_EntityRegistrantName	Aviemore Funds
Central Index Key	dei_EntityCentralIndexKey	0001275231
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 27, 2012
Prospectus Date	rr_ProspectusDate	Aug. 31, 2012
ETF Market Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	• The ETF Market Opportunity Fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 262.28% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	262.28%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	The Principal Investment Strategy of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The ETF Market Opportunity Fund is a mutual fund that, under normal market conditions, invests at least 80% of its total assets in a group of exchange traded funds (“ETFs”). The underlying ETFs generally invest in, or track indices related to, equity securities, fixed income securities and commodities. The Fund reserves the ability to invest directly in common stocks without regard to market capitalization. The Fund's investment strategy includes both growth and value style investing. The Fund may invest in exchange traded funds that hold foreign securities and American Depository Receipts ("ADRs"). The Fund may engage in short-term trading.

The Fund is a "non-diversified" portfolio, which means it can invest in fewer securities at any one time than a diversified portfolio and can invest more of its assets in securities of a single issuer than a diversified portfolio. Also, the Fund may participate in a limited number of industry sectors, but will not concentrate its investments in any particular sector.

Risk [Heading]	rr_RiskHeading	The Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risks in General

Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is risk that these and other factors may adversely affect the Fund's performance. You could lose money by investing in the Fund.

Risks of Exchange Traded Funds

Investment in an ETF carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index.

Risks of Investing in Equity Securities

The Fund invests in ETFs that hold common stock, which subjects the Fund and its shareholders to the risks associated with common stock investing. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Risks of Investing in Fixed Income Securities

When the Fund invests in ETFs that own fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities and thus the value of ETFs that own fixed income securities. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than the market price of shorter-term securities.

Commodity Risk

Investing in the commodities markets through commodity-linked ETFs will subject the Fund to potentially greater volatility than traditional securities. Commodity prices are influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as government regulation.

Risks of Small and Medium Sized Companies

To the extent the Fund invests in the stocks of small and medium capitalization companies or ETFs that invest in such companies, the Fund may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Small and medium sized companies may experience higher failure rates than do larger companies.

Growth Risk

The Fund may invest in companies that appear to be growth oriented. Growth companies are those that the adviser believes will have revenue and earnings that grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income. If the adviser's perceptions of a company's growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund's return.

Value Investing Risk

Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company's intrinsic value may never be fully realized by the market or that a company judged by the adviser to be undervalued may actually be appropriately priced.

Foreign Risk

To the extent the Fund invests in foreign securities by investing in ETFs that hold foreign securities or by purchasing American Depository Receipts ("ADRs") directly, the Fund may be subject to risks not usually associated with owning securities of U.S. issuers. These risks can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and taxation issues.

Portfolio Turnover Risk

The Fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%. Increased portfolio turnover may cause the Fund to incur higher brokerage costs, which may adversely affect the Fund's performance, and may produce increased taxable distributions.

Risk of Non-Diversification

The Fund is a non-diversified portfolio, which means that it has the ability to take larger positions in a smaller number of securities than a portfolio that is "diversified.” Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment.

Sector Risk

Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times.

Management Risk

The Adviser's strategy may fail to produce the intended results.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 year, 5 years, and since inception compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.etfmutualfund.com or by calling 1-800-239-9136. The bar chart shows calendar year total returns for the Fund for each full year since its inception.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-239-9136
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.etfmutualfund.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Annual Return 2005	rr_AnnualReturn2005	2.97%
Annual Return 2006	rr_AnnualReturn2006	9.12%
Annual Return 2007	rr_AnnualReturn2007	0.35%
Annual Return 2008	rr_AnnualReturn2008	(23.83%)
Annual Return 2009	rr_AnnualReturn2009	32.20%
Annual Return 2010	rr_AnnualReturn2010	18.70%
Annual Return 2011	rr_AnnualReturn2011	0.41%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (6/30/2010) +16.69% Worst Quarter (12/31/2008) -15.34% For the period January 1, 2012 through June 30, 2012, total return for the Fund was 7.33%.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.34%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/11
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

ETF Market Opportunity Fund | - Comparison Index - S&P 500 Index (does not reflect deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.77%	[3]
ETF Market Opportunity Fund | ETF Market Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.75%	[1]
Distribution 12b-1 Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.92%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	195
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	603
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,037
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,243
1 Year	rr_AverageAnnualReturnYear01	0.41%
5 Years	rr_AverageAnnualReturnYear05	3.79%
Since Inception	rr_AverageAnnualReturnSinceInception	5.00%	[3]
ETF Market Opportunity Fund | ETF Market Opportunity Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.15%)
5 Years	rr_AverageAnnualReturnYear05	2.32%
Since Inception	rr_AverageAnnualReturnSinceInception	3.74%	[3]
ETF Market Opportunity Fund | ETF Market Opportunity Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.41%
5 Years	rr_AverageAnnualReturnYear05	2.64%
Since Inception	rr_AverageAnnualReturnSinceInception	3.75%	[3]
[1]	The Aviemore Asset Management pays all operating expenses of the Fund, with the exception of taxes, borrowing expenses (such as (a) interest and (b) dividend expenses on securities sold short), brokerage commissions, the fees of underlying funds, and extraordinary expenses. For its services, the Adviser receives an annual investment management fee of 1.75% of the Fund's average daily net assets up to $100 million and 1.50% of such assets in excess of $100 million.
[2]	The Total Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.
[3]	ETF Market Opportunity Fund inception date is May 3, 2004.